UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments

Elfun International Equity Fund

Schedule of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

Common Stock—97.0% †	Number of Shares	Fair Value

Australia—2.1%
Brambles Ltd.	411,076	$3,001
CSL Ltd.	48,321	2,311
		5,312

Belgium—1.2%
Anheuser-Busch InBev N.V.	35,088	2,987

Brazil—0.7%
Petroleo Brasileiro S.A. ADR	72,123	1,592

Canada—3.0%
Canadian Natural Resources Ltd.	28,188	869
Cenovus Energy Inc.	20,131	702
Potash Corporation of Saskatchewan Inc.	75,601	3,283
Suncor Energy Inc.	82,534	2,713
		7,567

China—1.8%
Baidu Inc. ADR	38,070	4,447	(a)

France—8.2%
AXA S.A.	149,292	2,226
BNP Paribas S.A.	54,692	2,602
Cap Gemini S.A.	36,799	1,559
Cie Generale d’Optique Essilor International S.A.	39,033	3,659
LVMH Moet Hennessy Louis Vuitton S.A.	18,920	2,848
Safran S.A.	122,129	4,397
Total S.A.	20,038	995
Vallourec S.A.	27,461	1,164
Vinci S.A.	28,112	1,199
		20,649

Germany—11.5%
Adidas AG	13,558	1,114
Bayer AG	33,623	2,891
Deutsche Bank AG	77,674	3,072
Fresenius SE & Company KGaA	44,875	5,215
HeidelbergCement AG	53,397	2,801
Linde AG	36,288	6,256
SAP AG	84,518	5,992
Siemens AG	15,588	1,556
		28,897

Hong Kong—2.5%
AIA Group Ltd.	1,417,405	5,256
Wharf Holdings Ltd.	159,080	1,099
		6,355

India—0.3%
Power Grid Corporation of India Ltd.	348,953	795

Ireland—1.3%
WPP PLC	235,361	3,198

Italy—2.2%
Eni S.p.A.	123,522	2,705
Luxottica Group S.p.A.	81,782	2,896
		5,601

Japan—15.9%
Astellas Pharma Inc.	52,600	2,681
Bridgestone Corp.	18,100	421
Daito Trust Construction Company Ltd.	18,000	1,816
FANUC Corp.	21,600	3,493
JGC Corp.	63,000	2,109
Kubota Corp.	233,000	2,366
Mitsubishi Corp.	45,400	828
Mitsubishi Heavy Industries Ltd.	346,000	1,503
Mitsui & Company Ltd.	55,100	778
Nikon Corp.	72,375	1,998
SMC Corp.	8,000	1,294
Softbank Corp.	116,599	4,736
Sony Financial Holdings Inc.	136,300	2,344
Sumitomo Realty & Development Company Ltd. (REIT)	81,000	2,157
The Bank of Yokohama Ltd.	431,990	2,060
Toyota Motor Corp.	127,182	4,970
Unicharm Corp.	72,900	4,198
		39,752

Netherlands—2.4%
ING Groep N.V.	407,806	3,226	(a)
Unilever N.V.	80,201	2,841
		6,067

Norway—0.6%
Subsea 7 S.A.	68,391	1,579

Singapore—1.9%
United Overseas Bank Ltd.	298,518	4,782

South Korea—2.3%
Samsung Electronics Company Ltd.	4,810	5,825

Sweden—2.9%
Alfa Laval AB	114,417	2,078
Hexagon AB	108,742	2,335
Telefonaktiebolaget LM Ericsson	303,694	2,772
		7,185

Switzerland—8.9%
Nestle S.A.	103,537	6,533
Novartis AG	79,366	4,860
Roche Holding AG	13,451	2,515
Syngenta AG	11,086	4,146
The Swatch Group AG	3,450	1,377
Zurich Insurance Group AG	11,080	2,761
		22,192

Taiwan—2.3%
Taiwan Semiconductor Manufacturing Company Ltd.	1,849,400	5,666
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,127	160
		5,826

United Kingdom - 25.0%
Aggreko PLC	88,666	3,312
BG Group PLC	255,656	5,160
BHP Billiton PLC	132,310	4,113	(c)
Capita PLC	234,228	2,929
Diageo PLC	247,535	6,953
Experian PLC	64,179	1,066
HSBC Holdings PLC	678,002	6,277
Intertek Group PLC	13,895	615
Lloyds Banking Group PLC	1,847,484	1,158	(a)
National Grid PLC	427,518	4,715
Prudential PLC	332,367	4,302
Reckitt Benckiser Group PLC	51,100	2,942
Rio Tinto PLC	81,089	3,778
Royal Dutch Shell PLC	139,373	4,821
Standard Chartered PLC	187,652	4,242
Tesco PLC	195,715	1,049
Vodafone Group PLC	1,857,689	5,272
		62,704
Total Common Stock
(Cost $219,268)		243,312

Preferred Stock—1.5%

Germany—1.5%
Volkswagen AG	21,086	3,851
(Cost $3,062)

Other Investments—0.0%*
GEI Investment Fund
(Cost $74)		91	(d)

Total Investments in Securities
(Cost $222,404)		247,254

Short-Term Investments—0.6%
GE Institutional Money Market Fund—Investment Class
0.08%
(Cost $1,454)		1,454	(b,d)

Total Investments
(Cost $223,858)		248,708

Other Assets and Liabilities, net—0.9%		2,200

NET ASSETS—100.0%		$250,908

Other Information

The Fund had the following Short futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
EURO Stoxx 50 Index Futures	December 2012	2	$(63)	$2
FTSE 100 Index Futures	December 2012	1	(92)	2
Topix Index Futures	December 2012	1	(94)	2

				$6

The Fund was invested in the following categories at September 30, 2012 (Unaudited):

Industry	Percentage (based on Fair Value)
Diversified Financial Services	8.95%
Integrated Oil & Gas	7.51%
Pharmaceuticals	5.21%
Life & Health Insurance	4.79%
Semiconductors	4.68%
Wireless Telecommunication Services	4.02%
Industrial Machinery	3.83%
Packaged Foods & Meats	3.76%
Automobile Manufacturers	3.55%
Apparel, Accessories & Luxury Goods	3.31%
Diversified Metals & Mining	3.17%
Fertilizers & Agricultural Chemicals	2.99%
Household Products	2.87%
Distillers & Vintners	2.80%
Diversified Support Services	2.54%
Industrial Gases	2.52%
Application Software	2.41%
Healthcare Services	2.10%
Diversified Real Estate Activities	2.04%
Multi-Line Insurance	2.01%
Multi-Utilities	1.90%
Internet Software & Services	1.79%
Aerospace & Defense	1.76%
Healthcare Supplies	1.47%
Construction & Engineering	1.33%
Advertising	1.29%
Diversified Capital Markets	1.24%
Brewers	1.20%
Human Resource & Employment Services	1.18%
Construction Materials	1.13%
Communications Equipment	1.11%
Construction & Farm Machinery & Heavy Trucks	0.94%
Electronic Equipment & Instruments	0.94%
Biotechnology	0.93%
Regional Banks	0.83%
Photographic Products	0.80%
Research & Consulting Services	0.68%
Trading Companies & Distributors	0.65%
Oil & Gas Equipment & Services	0.63%
IT Consulting & Other Services	0.63%
Industrial Conglomerates	0.63%
Food Retail	0.42%
Oil & Gas Exploration & Production	0.35%
Electric Utilities	0.32%
Tires & Rubber	0.17%

99.38%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	0.58%
Other Investments	0.04%

0.62%

100.00%

Notes to Schedules of Investments (dollars in thousands) – September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	At September 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

†	Percentages are based on net assets as of September 30, 2012.
*	Less than 0.05%

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities †
	Common Stock	$243,312	$—	$—	$243,312
	Preferred Stock	3,851	—	—	3,851
	Other Investments	—	91	—	91
	Short-Term Investments	1,454	—	—	1,454

	Total Investments in Securities	$248,617	$91	$—	$248,708

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$6	$—	$—	$6

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation
Elfun International Equity Fund	$227,740	$31,857	$(10,889)	$20,968

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, Elfun Funds

Date: November 16, 2012